Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	The Income Fund of America
Entity Central Index Key	0000050013
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
The Income Fund of America - Class A
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class A
Trading Symbol	AMECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 29	0.55% *
*Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%	[1]
Net Assets	$ 144,376,000,000
Holdings Count | Holding	3,184
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 144,376
Total number of portfolio holdings	3,184
Portfolio turnover rate including mortgage dollar roll transactions	39%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Income Fund of America - Class C
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class C
Trading Symbol	IFACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 69	1.30% *
*Annualized.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.30%	[1]
Net Assets	$ 144,376,000,000
Holdings Count | Holding	3,184
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 144,376
Total number of portfolio holdings	3,184
Portfolio turnover rate including mortgage dollar roll transactions	39%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Income Fund of America - Class T
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class T
Trading Symbol	TIAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund
costs
for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 16	0.30% *
*Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%	[1]
Net Assets	$ 144,376,000,000
Holdings Count | Holding	3,184
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in millions)	$ 144,376
Total number of portfolio holdings	3,184
Portfolio turnover rate including mortgage dollar roll transactions	39%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Income Fund of America - Class F-1
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class F-1
Trading Symbol	IFAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund
costs
for the last
six
months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 33	0.63% *
*Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%	[1]
Net Assets	$ 144,376,000,000
Holdings Count | Holding	3,184
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 144,376
Total number of portfolio holdings	3,184
Portfolio turnover rate including mortgage dollar roll transactions	39%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Income Fund of America - Class F-2
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class F-2
Trading Symbol	AMEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the
last
six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 19	0.36% *
*Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%	[1]
Net Assets	$ 144,376,000,000
Holdings Count | Holding	3,184
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in millions)	$ 144,376
Total number of portfolio holdings	3,184
Portfolio turnover rate including mortgage dollar roll transactions	39%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Income Fund of America - Class F-3
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class F-3
Trading Symbol	FIFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last
six
months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 13	0.25% *
*Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[1]
Net Assets	$ 144,376,000,000
Holdings Count | Holding	3,184
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in millions)	$ 144,376
Total number of portfolio holdings	3,184
Portfolio turnover rate including mortgage dollar roll transactions	39%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Income Fund of America - Class 529-A
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class 529-A
Trading Symbol	CIMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund
costs
for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 31	0.59% *
*Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%	[1]
Net Assets	$ 144,376,000,000
Holdings Count | Holding	3,184
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in millions)	$ 144,376
Total number of portfolio holdings	3,184
Portfolio turnover rate including mortgage dollar roll transactions	39%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Income Fund of America - Class 529-C
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class 529-C
Trading Symbol	CIMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund
costs
for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 72	1.35% *
*Annualized.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.35%	[1]
Net Assets	$ 144,376,000,000
Holdings Count | Holding	3,184
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in millions)	$ 144,376
Total number of portfolio holdings	3,184
Portfolio turnover rate including mortgage dollar roll transactions	39%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Income Fund of America - Class 529-E
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class 529-E
Trading Symbol	CIMEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last
six
months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 44	0.83% *
*Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.83%	[1]
Net Assets	$ 144,376,000,000
Holdings Count | Holding	3,184
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in millions)	$ 144,376
Total number of portfolio holdings	3,184
Portfolio turnover rate including mortgage dollar roll transactions	39%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Income Fund of America - Class 529-T
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class 529-T
Trading Symbol	TFAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund
costs
for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 19	0.35% *
*Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%	[1]
Net Assets	$ 144,376,000,000
Holdings Count | Holding	3,184
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in millions)	$ 144,376
Total number of portfolio holdings	3,184
Portfolio turnover rate including mortgage dollar roll transactions	39%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Income Fund of America - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class 529-F-1
Trading Symbol	CIMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the last
six
months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 22	0.42% *
*Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%	[1]
Net Assets	$ 144,376,000,000
Holdings Count | Holding	3,184
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in millions)	$ 144,376
Total number of portfolio holdings	3,184
Portfolio turnover rate including mortgage dollar roll transactions	39%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Income Fund of America - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class 529-F-2
Trading Symbol	FAIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 18	0.34% *
*Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 144,376,000,000
Holdings Count | Holding	3,184
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in millions)	$ 144,376
Total number of portfolio holdings	3,184
Portfolio turnover rate including mortgage dollar roll transactions	39%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Income Fund of America - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class 529-F-3
Trading Symbol	FFIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the
last
six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 16	0.30% *
*Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%	[1]
Net Assets	$ 144,376,000,000
Holdings Count | Holding	3,184
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in millions)	$ 144,376
Total number of portfolio holdings	3,184
Portfolio turnover rate including mortgage dollar roll transactions	39%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Income Fund of America - Class R-1
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class R-1
Trading Symbol	RIDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last
six
months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 71	1.34% *
*Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.34%	[1]
Net Assets	$ 144,376,000,000
Holdings Count | Holding	3,184
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in millions)	$ 144,376
Total number of portfolio holdings	3,184
Portfolio turnover rate including mortgage dollar roll transactions	39%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Income Fund of America - Class R-2
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class R-2
Trading Symbol	RIDBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last
six
months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 71	1.34% *
*Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.34%	[1]
Net Assets	$ 144,376,000,000
Holdings Count | Holding	3,184
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in millions)	$ 144,376
Total number of portfolio holdings	3,184
Portfolio turnover rate including mortgage dollar roll transactions	39%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Income Fund of America - Class R-2E
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class R-2E
Trading Symbol	RIEBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund
costs
for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 56	1.06% *
*Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.06%	[1]
Net Assets	$ 144,376,000,000
Holdings Count | Holding	3,184
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 144,376
Total number of portfolio holdings	3,184
Portfolio turnover rate including mortgage dollar roll transactions	39%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Income Fund of America - Class R-3
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class R-3
Trading Symbol	RIDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund
costs
for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 48	0.90% *
*Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.90%	[1]
Net Assets	$ 144,376,000,000
Holdings Count | Holding	3,184
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in millions)	$ 144,376
Total number of portfolio holdings	3,184
Portfolio turnover rate including mortgage dollar roll transactions	39%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%

Holdings [Text Block]	Portfolio holdings by asset type ( percent of net assets) *Includes derivatives.
The Income Fund of America - Class R-4
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class R-4
Trading Symbol	RIDEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last
six
months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 32	0.61% *
*Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%	[1]
Net Assets	$ 144,376,000,000
Holdings Count | Holding	3,184
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in millions)	$ 144,376
Total number of portfolio holdings	3,184
Portfolio turnover rate including mortgage dollar roll transactions	39%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%

Holdings [Text Block]	Portfolio holdings by asset type ( percent of net assets) *Includes derivatives.
The Income Fund of America - Class R-5E
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class R-5E
Trading Symbol	RIDHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for
the
last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 21	0.40% *
*Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%	[1]
Net Assets	$ 144,376,000,000
Holdings Count | Holding	3,184
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in millions)	$ 144,376
Total number of portfolio holdings	3,184
Portfolio turnover rate including mortgage dollar roll transactions	39%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Income Fund of America - Class R-5
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class R-5
Trading Symbol	RIDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last
six
months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 15	0.29% *
*Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[1]
Net Assets	$ 144,376,000,000
Holdings Count | Holding	3,184
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in millions)	$ 144,376
Total number of portfolio holdings	3,184
Portfolio turnover rate including mortgage dollar roll transactions	39%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Income Fund of America - Class R-6
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class R-6
Trading Symbol	RIDGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last
six
months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 13	0.25% *
*Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[1]
Net Assets	$ 144,376,000,000
Holdings Count | Holding	3,184
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key fund
statistics
Fund net assets (in millions)	$ 144,376
Total number of portfolio holdings	3,184
Portfolio turnover rate including mortgage dollar roll transactions	39%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.

[1]	Annualized.